Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya MidCap Opportunities Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell Midcap® Growth Index 1 Yr		Class A Russell Midcap® Growth Index 5 Yrs		Class A Russell Midcap® Growth Index 10 Yrs		Class A Russell Midcap® Growth Index Since Inception	Class A Russell Midcap® Index 1 Yr		Class A Russell Midcap® Index 5 Yrs		Class A Russell Midcap® Index 10 Yrs		Class A Russell Midcap® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell Midcap® Growth Index 1 Yr		Class C Russell Midcap® Growth Index 5 Yrs		Class C Russell Midcap® Growth Index 10 Yrs		Class C Russell Midcap® Growth Index Since Inception	Class C Russell Midcap® Index 1 Yr		Class C Russell Midcap® Index 5 Yrs		Class C Russell Midcap® Index 10 Yrs		Class C Russell Midcap® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Growth Index 1 Yr		Class I Russell Midcap® Growth Index 5 Yrs		Class I Russell Midcap® Growth Index 10 Yrs		Class I Russell Midcap® Growth Index Since Inception	Class I Russell Midcap® Index 1 Yr		Class I Russell Midcap® Index 5 Yrs		Class I Russell Midcap® Index 10 Yrs		Class I Russell Midcap® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell Midcap® Growth Index 1 Yr		Class R Russell Midcap® Growth Index 5 Yrs		Class R Russell Midcap® Growth Index 10 Yrs	Class R Russell Midcap® Growth Index Since Inception		Class R Russell Midcap® Index 1 Yr		Class R Russell Midcap® Index 5 Yrs		Class R Russell Midcap® Index 10 Yrs	Class R Russell Midcap® Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell Midcap® Growth Index 1 Yr		Class R6 Russell Midcap® Growth Index 5 Yrs		Class R6 Russell Midcap® Growth Index 10 Yrs		Class R6 Russell Midcap® Growth Index Since Inception	Class R6 Russell Midcap® Index 1 Yr		Class R6 Russell Midcap® Index 5 Yrs		Class R6 Russell Midcap® Index 10 Yrs		Class R6 Russell Midcap® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell Midcap® Growth Index 1 Yr		Class W Russell Midcap® Growth Index 5 Yrs		Class W Russell Midcap® Growth Index 10 Yrs		Class W Russell Midcap® Growth Index Since Inception	Class W Russell Midcap® Index 1 Yr		Class W Russell Midcap® Index 5 Yrs		Class W Russell Midcap® Index 10 Yrs		Class W Russell Midcap® Index Since Inception
Total	21.28%	8.19%	11.91%		Aug. 20, 1998	18.99%	4.89%	9.49%		13.35%	5.51%	9.17%		35.47%	[1]	11.60%	[1]	14.24%	[1]	[1]	30.54%	[1]	9.33%	[1]	13.19%	[1]	[1]	26.61%	8.64%	11.72%		Aug. 20, 1998	35.47%	[1]	11.60%	[1]	14.24%	[1]	[1]	30.54%	[1]	9.33%	[1]	13.19%	[1]	[1]	29.01%	9.82%	12.98%		Aug. 20, 1998	35.47%	[1]	11.60%	[1]	14.24%	[1]	[1]	30.54%	[1]	9.33%	[1]	13.19%	[1]	[1]	28.35%	9.20%		12.02%	Aug. 05, 2011	35.47%	[1]	11.60%	[1]	[1]	14.67%	[1]	30.54%	[1]	9.33%	[1]	[1]	13.65%	[1]	29.18%	9.94%	13.06%		May 31, 2013	35.47%	[1]	11.60%	[1]	14.24%	[1]	[1]	30.54%	[1]	9.33%	[1]	13.19%	[1]	[1]	28.97%	9.76%	12.86%		Jun. 01, 2009	35.47%	[1]	11.60%	[1]	14.24%	[1]	[1]	30.54%	[1]	9.33%	[1]	13.19%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.